Financial instruments- Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 0	$ 0	$ 0
At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,568,050	46,524,621
Financial liabilities	84,509,447	91,903,064
Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,477,077	359,870
Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,193,713	43,213,555
Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,323,556	1,423,613
Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	73,434,092	83,825,480
Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,924,831	7,161,949
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		77,109
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,573,704	1,450,474
Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,150,524	367,587
Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		548,048
Level 1 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,349,223
Level 1 [Member] | Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,349,223
Level 2 [Member] | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	8,218,827	46,524,621
Financial liabilities	84,509,447	91,903,064
Level 2 [Member] | Available For Sale Financial Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	127,854	359,870
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	5,193,713	43,213,555
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,323,556	1,423,613
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	73,434,092	83,825,480
Level 2 [Member] | Derivatives Designated as Hedges [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8,924,831	7,161,949
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Asset | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets		77,109
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Assets | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,573,704	1,450,474
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Financial Derivatives Liability | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 2,150,524	367,587
Level 2 [Member] | Derivatives not designated for hedge accounting [Member] | Commodity Derivatives Liabilities | At fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities		$ 548,048